Derivative Assets And Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of Derivative Liabilities [Abstract]
Derivative Assets And Liabilities
15.	DERIVATIVE ASSETS AND LIABILITIES
The senior secured notes indenture grants the Company the option to prepay the notes prior to the maturity of the instruments, and specifies a premium during each applicable time period. These prepayment options have been accounted for as embedded derivatives and are outlined below. The Company may redeem the secured notes:

●
during each of the two twelve-month periods commencing on December 11, 2017, in an amount not to exceed 10% of the aggregate principal amount of the secured notes at a redemption price equal to 103% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

●
at any time and from time to time prior to December 15, 2019 in an aggregate principal amount not to exceed 40% of the aggregate principal amount of the secured notes with the proceeds of one or more qualifying equity offerings, at a redemption price equal to 108% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

●
in whole or in part at any time during the twelve-month period beginning on December 15, 2019 at a redemption price equal to 104% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

●
in whole or in part at any time during the twelve-month period beginning on December 15, 2020 at a redemption price equal to 102% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption; and

●
in whole or in part at any time during the twelve-month period beginning on December 15, 2021 at a redemption price equal to 100% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption.

The Company entered into foreign currency forward swap contracts to mitigate the risk that a devaluation of the U.S. dollar against the Canadian dollar would reduce the Canadian dollar equivalent of the U.S. dollar sales proceeds and the Company would not have sufficient Canadian dollar funds to contribute to the operations of the GK Mine.

These derivatives have been classified as
“non-hedge
derivatives”. Changes in fair value of the foreign currency forward swap contracts are recognized in net income or loss as gains or losses on derivatives.
Foreign Currency Forward Contracts

The table below provides a summary of currency contracts outstanding as at December 31, 2019.

Execution Date of Contracts	Settlement Dates of Contracts	Notional Amount (CAD)	Weighted Average Price (USD)	Notional Amount (USD)

May 29, 2019	January 7, 2020 to February 6, 2020	$13,430	$1.3430	$10,000

Total		$13,430	$1.3430	$10,000
The following table presents the various derivatives as at December 31, 2019 and 2018:

	December 31, 2019	December 31 2018

Prepayment option embedded derivatives	$200	$1,670

Foreign currency contract derivative	587	(653)

	787	1,017

Current portion of foreign currency contracts	587	(653)

Current portion of derivative assets (liabilities)	587	(653)

Non-current derivative assets	$200	$1,670
The following table presents amounts recognized in the Consolidated Statement of Comprehensive Loss for the years ended December 31, 2019 and 2018:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

Loss on derivative contracts - currency contracts	$(163)	$(653)

(Loss) gain on prepayment option embedded derivative	(1,051)	406

Total	$(1,214)	$(247)
Subsequent to the year ended December 31, 2019, the Company executed foreign currency forward contracts to buy Canadian dollars and sell U.S. dollars for the period from March 2, 2020 to June 1, 2021 for notional amounts of US$80,000 or $108,525 with a weighted average price of $1.3566/US$1.